Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting
12.	SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company has determined that it has three operating segments as defined by ASC 280, including Clean Food platform, restaurant, and others.

Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker. The following table presents summary information by segment for the years ended December 2020, 2019 and 2018, respectively:

	For the year ended December 31, 2020
	Clean Food Platform	Restaurant	Others	Total
Revenues	$22,096,730	$28,590	$-	$22,125,320
Cost of goods sold	17,967,581	12	-	17,967,593
Gross profit	4,129,149	28,578	-	4,157,727
Depreciation and amortization	200,921	106,540	102	307,563
Capital expenditures	5,063	18,766	3,876	27,705
Loss from operations	(1,841,174)	(134,053)	(262,093)	(2,237,320)
Provision for income taxes	-	-	-	-
Segment loss	(1,822,536)	(133,433)	(262,093)	(2,218,062)
Segment assets	$10,853,114	$443,595	$26,166,168	$37,462,877

	For the year ended December 31, 2019
	Clean Food Platform	Restaurant	Others	Total
Revenues	$7,666,506	$16,077	$-	$7,682,583
Cost of goods sold	5,762,301	15,866	-	5,778,167
Gross profit	1,904,205	211	-	1,904,416
Depreciation and amortization	70,798	31,283	-	102,082
Capital expenditures	43,784	36,789	-	80,573
Loss from operations	(1,268,097)	(205,405)	(285,444)	(1,758,946)
Provision for income taxes	-	-	-	-
Segment loss	(1,265,334)	(204,264)	(285,444)	(1,755,042)
Segment assets	$2,482,450	$451,221	$310,277	$3,243,948

	For the year ended December 31, 2018
	Clean Food Platform	Restaurant	Others	Total
Revenues	$1,076,827	$-	$-	$1,076,827
Cost of goods sold	848,777	-	-	848,777
Gross profit	228,050	-	-	228,050
Depreciation and amortization	27,317	9,634	-	36,951
Capital expenditures	302,083	-	-	302,083
Loss from operations	(703,790)	(46,497)	(233,000)	(983,287)
Provision for income taxes	-	-	-	-
Segment loss	(700,601)	(46,497)	(233,000)	(980,098)
Segment assets	$1,406,154	$462,479	$-	$1,868,633